Comparative Figures	12 Months Ended
Dec. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Comparative Figures
COMPARATIVE FIGURES

Effective January 1, 2018, the Corporation elected to present, on the statement of cash flows, all borrowings and repayments under committed credit facilities on a gross basis and continue to present borrowings and repayments under uncommitted or demand credit facilities on a net basis as Net Change in Short-Term Borrowings. The presentation change resulted in $365 million, which was previously reported within Net Repayments and Borrowings under Committed Facilities, being reported on a gross basis, with (i) $4,376 million reported as Borrowings under Committed Credit Facilities, (ii) $5,441 million reported as Repayments under Committed Credit Facilities, and (iii) $700 million reported as Net Change in Short-Term Borrowings.

Comparative figures were reclassified to conform with the revised segmentation, as described in Note 5, and to reflect the retrospective adoption of ASU 2017-07, as described in Note 3.